Acquisition (Details) (USD $)					1 Months Ended								1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Weibo Interactive	May 31, 2013 Weibo Interactive	Aug. 31, 2011 Weibo Interactive	May 31, 2013 Weibo Interactive Minimum	May 31, 2013 Weibo Interactive Maximum	May 31, 2013 Weibo Interactive Customer list	May 31, 2013 Weibo Interactive Game platform technology	May 31, 2013 Weibo Interactive Non-compete agreement	Dec. 31, 2013 All Sure	Dec. 31, 2013 All Sure	Dec. 31, 2012 All Sure	Dec. 31, 2013 All Sure Core technology	Dec. 31, 2013 All Sure Trademark and domain names
Acquisition
Remaining equity interest acquired (as a percent)						45.00%
Equity interest percentage acquired accounted for under the equity method of accounting							55.00%
Consideration for acquisition of equity interest accounted for under the equity method of accounting							$ 5,300,000
Equity interest previously held (as a percent)						55.00%							35.00%	35.00%
Consideration for amount accounted for under the cost method of accounting													21,300,000	21,300,000
Loan receivable from All Sure													14,600,000	14,600,000
Percentage of equity interest redeemed													35.00%
Exchange of shares (as a percent)													100.00%
Remeasurement gain upon obtaining control						3,100,000
Remeasurement loss upon obtaining control													600,000
Estimated useful life of identifiable intangible assets acquired								2 years	5 years							5 years	10 years
Allocation of consideration
Consideration													14,631,000
Cash consideration for the remaining 45% equity interest						4,635,000
Fair value of previously held equity interest						5,445,000							20,703,000
Non-controlling interests													1,678,000
Total consideration						10,080,000							37,012,000
Tangible assets						98,000							7,438,000	7,438,000
Identifiable intangible assets acquired						3,560,000				2,100,000	1,000,000	500,000	7,200,000	7,200,000		3,600,000	3,600,000
Liabilities assumed						(1,095,000)							(2,293,000)	(2,293,000)
Goodwill	47,343,000	15,159,000	15,159,000	15,159,000		7,517,000							24,667,000	24,667,000
Total consideration						10,080,000							37,012,000	37,012,000
Percentage of equity interest transferred to Weibo Cayman subsidiary					100.00%
Consideration for transfer of equity interest to subsidiary of Weibo Cayman					10,100,000
Unaudited pro forma combined and consolidated financial information
Net revenues														666,973,000	534,758,000
Net income														27,605,000	21,200,000
Amortization of identifiable intangible assets net of tax														$ 800,000	$ 800,000